Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	$ 2,855,948
– financial investments: fair value gains/ (losses)	(7,261)	$ (2,270)	$ 2,947
Financial assets, ending balance	2,865,200	2,855,948
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	2,623,757
– fair value gains/(losses)	(7,261)	(2,270)	2,947
Financial liabilities, ending balance	2,642,520	2,623,757
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	22,767
Financial assets, ending balance	25,812	22,767
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	11,753
Financial liabilities, ending balance	13,826	11,753
Trading liabilities
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	84,904
Financial liabilities, ending balance	72,353	84,904
Trading liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	84,904
Financial liabilities, ending balance	72,353	84,904
Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/ (losses)	0	0
– exchange differences	(11)	(8)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	785	162
Total gains/(losses) recognised in profit or loss	(52)	16
Total gains/(losses) recognised in other comprehensive income (‘OCI’)1	(11)	(8)
– fair value gains/(losses)	0	0
– exchange differences	(11)	(8)
Purchases	178	1,014
New issuances	8	35
Sales	(152)	(4)
Settlements	(644)
Settlements		(681)
Transfers out	(18)	(7)
Transfers in	380	258
Financial liabilities, ending balance	474	785	162
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	2	0
Financial liabilities designated at fair value
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	145,502
Financial liabilities, ending balance	127,327	145,502
Financial liabilities designated at fair value | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	145,502
Financial liabilities, ending balance	127,327	145,502
Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/ (losses)	82	0
– exchange differences	(427)	(61)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	7,880	5,306
Total gains/(losses) recognised in profit or loss	(1,334)	(836)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)1	(345)	(61)
– fair value gains/(losses)	82	0
– exchange differences	(427)	(61)
Purchases	0	1
New issuances	4,183	5,969
Sales	(94)	(27)
Settlements	182
Settlements		(2,922)
Transfers out	(1,296)	(704)
Transfers in	1,256	1,154
Financial liabilities, ending balance	10,432	7,880	5,306
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	100	166
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	191,064
Financial liabilities, ending balance	285,764	191,064
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/ (losses)	0	0
– exchange differences	(226)	(26)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities, beginning balance	3,088	4,188
Total gains/(losses) recognised in profit or loss	1,014	2,583
Total gains/(losses) recognised in other comprehensive income (‘OCI’)1	(226)	(26)
– fair value gains/(losses)	0	0
– exchange differences	(226)	(26)
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(993)
Settlements		(3,962)
Transfers out	(632)	(734)
Transfers in	669	1,039
Financial liabilities, ending balance	2,920	3,088	4,188
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	2,779	(969)
Financial investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	348,972
Financial assets, ending balance	256,817	348,972
Financial investments | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	348,972
Financial assets, ending balance	256,817	348,972
Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	3,389	3,654
Total gains/(losses) recognised in profit or loss	(4)	(10)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(325)	(521)
– financial investments: fair value gains/ (losses)	(203)	(428)
– exchange differences	(122)	(93)
Purchases	1,048	1,025
New issuances	1	0
Sales	(245)	(580)
Settlements	(463)	(336)
Transfers out	(523)	(383)
Transfers in	87	540
Financial assets, ending balance	2,965	3,389	3,654
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	(203)	(428)
– exchange differences	(122)	(93)
Trading assets
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	248,842
Financial assets, ending balance	218,093	248,842
Trading assets | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	248,842
Financial assets, ending balance	218,093	248,842
Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,662	2,499
Total gains/(losses) recognised in profit or loss	(245)	(378)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(137)	(18)
– financial investments: fair value gains/ (losses)	0	0
– exchange differences	(137)	(18)
Purchases	3,436	1,988
New issuances	0	0
Sales	(1,102)	(473)
Settlements	(1,273)	(747)
Transfers out	(442)	(1,027)
Transfers in	1,918	818
Financial assets, ending balance	4,817	2,662	2,499
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	(100)	(309)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– exchange differences	(137)	(18)
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,251
Financial assets, ending balance	3,079	2,251
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	49,804
Financial assets, ending balance	45,063	49,804
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	14,238	11,477
Total gains/(losses) recognised in profit or loss	159	1,753
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(217)	(285)
– financial investments: fair value gains/ (losses)	0	0
– exchange differences	(217)	(285)
Purchases	4,330	3,692
New issuances	0	0
Sales	(783)	(1,216)
Settlements	(1,729)	(1,049)
Transfers out	(39)	(184)
Transfers in	107	50
Financial assets, ending balance	16,066	14,238	11,477
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	(148)	1,509
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– exchange differences	(217)	(285)
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	196,882
Financial assets, ending balance	284,146	196,882
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets, beginning balance	2,478	2,670
Total gains/(losses) recognised in profit or loss	390	2,237
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(219)	(27)
– financial investments: fair value gains/ (losses)	0	0
– exchange differences	(219)	(27)
Purchases	0	0
New issuances	0	0
Sales	0	0
Settlements	(918)	(2,347)
Transfers out	(409)	(418)
Transfers in	642	363
Financial assets, ending balance	1,964	2,478	$ 2,670
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	707	1,298
Reconciliation of changes in fair value measurement, liabilities [abstract]
– fair value gains/(losses)	0	0
– exchange differences	(219)	(27)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	(52)	16
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	2	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	1,014	2,583
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	2,779	(969)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	(245)	(378)
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	(100)	(309)
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– net income/(losses) from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	390	2,237
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	707	1,298
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	(1,334)	(836)
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	100	166
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets and liabilities held at 31 Dec 2020	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	159	1,753
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	(148)	1,509
– changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
Unrealised gains or losses recognised in profit or loss for assets and liabilities held at end of period	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Financial liabilities designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	(4)	(10)
– gains less losses from financial investments at fair value through other comprehensive income | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0
– gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	$ 0	$ 0